Related party transactions - Summary of Transactions Due To Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Nanjing Animal Pharmaceutical [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Trade payables to related parties	¥ 471	¥ 219